Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 14 – TAXES

a. Value-Added Tax (“VAT”)

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2021 and 2020, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH obtained its HNTE certificate on October 25, 2017, and renewed in 2021. Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.

On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately US$155,003, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB1,000,000, approximately US$155,003, but not more than RMB3,000,000, approximately US$465,008, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. GMB Consulting was eligible to enjoy a preferential tax rate of 5% from 2018 to 2021.

The components of the income tax (benefit) provision are as follows:

	For the years ended December 31,
	2021	2020	2019
Current
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
China	-	3,367,763	1,790,739
Deferred		-	-
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
China	(236,581)	(312,780)	(201,638)
Total	$(236,581)	$3,054,983	$1,589,101

Reconciliation between the (benefit) provision for income taxes computed by applying the PRC EIT rate of 25% to (loss) income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2021	2020	2019
(Loss) profit before income taxes	$(8,950,913)	$15,012,270	10,985,232
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(2,237,728)	$3,753,068	2,746,308
Reconciling items:
Effect of tax holiday and preferential tax rate	2,104,719	(627,764)	(1,072,447)
Effect of non-deductible expense	4,403	5,202	4,738
Super deduction of qualified R&D expenditures	(107,975)	(75,523)	(89,498)
Income tax (benefit) expense	$(236,581)	$3,054,983	1,589,101
Effective tax rate	2.64%	20.35%	14.47%

Deferred tax assets

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets were as follows:

	As of December 31,
	2021	2020
Net operating loss carry forwards	$978,216	$276,730
Provision for doubtful debts	1,092,140	326,076
Deferred tax assets, gross	2,070,356	602,806
Less: Valuation allowance	(1,218,319)	-
Deferred tax assets, net	$852,037	$602,806

The Company has accumulated operating loss of approximately $4,745,479 and $1,106,920 as of December 31, 2021 and 2020 for income tax purposes available for offsetting against future taxable income. The accumulated operating loss were from several PRC subsidiaries of the Company. As the subsidiaries of GMB (Beijing), GMB consulting, GMB culture and GMB Technology generated operation loss since incorporated, the Company planned to dispose or transfer these subsidiaries in the future. Besides, net loss occurred in GIOP BJ, GMB Hangzhou for the year ended December 31, 2021. Accordingly, valuation allowance of $1,218,319 was recorded for the year ended December 31, 2021 and the accumulated operating loss may not be full offset in the future. As the subsidiaries of and GMB Zibo are in business start-up period, management believes that the realization of the benefits from these losses is highly probable as they are developing well and will started to make profits in the near future. No value allowance has been recorded on the subsidiary of GMB Zibo as of December 31, 2021 accordingly. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the fiscal years ended December 31, 2021 and 2020, the Company had no unrecognized tax benefits.

For the Company’s operating subsidiaries, the tax years ended December 31, 2017, through December 31, 2021 remain open for statutory examination by PRC tax authorities.